Notes to consolidated statement of profit and loss and other comprehensive income	12 Months Ended
Dec. 31, 2018
Notes to consolidated statement of profit and loss and other comprehensive income
Notes to consolidated statement of profit and loss and other comprehensive income

5. Notes to consolidated statement of profit and loss and other comprehensive income

5.1         Revenue

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Upfront payments	€8,635	€20,137	€9,103
Milestone payments	11,440	9,677	500
Research and development service fees (FTE)	1,407	6,601	5,110
	€21,482	€36,415	€14,713

For the years ended December 31, 2018 and 2017, the majority of the revenue was generated under the agreements with LEO Pharma and AbbVie, each as described below. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development funding on an agreed FTE basis.

The upfront payments received in the year ended December 31, 2018 corresponded principally to the partial recognition in revenue over the year of the upfront payment received following the signatures of a collaboration agreement with AbbVie in April 2016 and with LEO Pharma in May 2015.

The milestone payments of €11.4 million recognized in the year ended December 31, 2018 mainly related to milestone payments received under the AbbVie and LEO Pharma collaborations.

The upfront and milestone payments are recognized as revenue over the estimated period of the Company’s continuing involvement in the research and development activities provided for under the terms of these agreements.

The research and development service fees (FTE) for the year ended December 31, 2018 corresponded to FTE payments received under the collaboration agreements of €0.5 million from Shire, €0.5 million from Staten Biotechnology B.V. (Staten) and €0.4 million from LEO Pharma.

We adopted IFRS 15 - Revenue from contracts with customers on January 1, 2018 using the modified retrospective approach. For more information on the impact of adopting IFRS 15, see note 2.22.

In our current arrangements, the Company is licensing certain of its intellectual property to collaborative entities and conducts research and development activities. Such activities result in a service that is the output of the Company’s ordinary activities. The Company generates revenue through a number of these arrangements, which include license fees, milestone payments, reimbursement income and future sales-based milestones and sales-based royalties. The Company assessed that the revenues from the current material licensing and collaboration agreements are in the scope of IFRS 15.

With regard to its collaboration with AbbVie and LEO Pharma, the Company concluded as follows:

•

There is one single performance obligation under the new standard of IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.

•

The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, that being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues, as its programs with AbbVie and LEO Pharma are still in the development phase.

•

The transaction price has been allocated to the single performance obligation, and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because the transfer of the license is considered to be combined with the performance of research and development activities. Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

•	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs (percentage of completion method).
•

Cost reimbursements received could be recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

For the year ended December 31, 2018, €10.5 million of milestone revenue associated with the AbbVie collaboration agreement was recognized, of which (i) €8.3 million is related with the recognition of a preclinical milestone obtained in 2018 and (ii) €2.2 million is related with deferred revenue that was already recognized in previous periods under the former IAS 18 standard.

For the year ended December 31, 2018, €0.6 million of milestone revenue associated with the LEO Pharma collaboration agreement was recognized, of which (i) €0.5 million is related with the recognition of a preclinical milestone obtained in 2018 and (ii) €0.1 million is related with deferred revenue that was already recognized in previous periods under the former IAS 18 standard.

Below are summaries of the key collaborations.

AbbVie

In April 2016, the Company entered into a collaboration agreement with AbbVie S.À.R.L. (AbbVie) to develop and commercialize ARGX-115 (ABBV-151). Under the terms of the collaboration agreement, the Company was responsible for conducting and funding all ARGX‑115 (ABBV-151) research and development activities up to completion of IND enabling studies.

The Company granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX‑115 (ABBV-151) program to develop and commercialize products. The Company received an upfront, nonrefundable, non-creditable payment of $40 million (€35.1 million as of the date the payment was received) from AbbVie for the exclusive option to license ARGX‑115 (ABBV-151), and we achieved two preclinical milestones, each of which triggered a $10.0 million payment (€8.9 million based on the exchange rate in effect as of the date the first milestone payment was received, and €8.7 million based on the exchange rate in effect as of the date the second milestone payment was received).

In August 2018, AbbVie exercised its option and has now assumed certain development obligations, being solely responsible for all research, development and regulatory costs relating to ARGX-115 based products. Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive development, regulatory and commercial milestone payments in aggregate amounts of up to $110 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid‑single digits to the lower teens, subject to customary reductions.

The Company has the right, on a product‑by‑product basis to co‑promote ARGX‑115 (ABBV-151) based products in the European Economic Area and Switzerland and to combine the product with the Company’s own future immuno‑oncology programs. The co‑promotion effort would be governed by a co‑promotion agreement negotiated in good faith by the parties. AbbVie will fund further GARP‑related research by the Company for an initial period of two years. AbbVie will have the right to license additional therapeutic programs emerging from this research, for which the Company could receive associated milestone and royalty payments.

Leo Pharma

In May 2015 the Company and LEO Pharma A/S (LEO Pharma), a global healthcare company dedicated to helping people achieve healthy skin, entered into an alliance in which they collaborate to develop innovative antibody‑based solutions for the treatment of chronic inflammation underlying many skin conditions.

Under the terms of the agreement, LEO Pharma received exclusive access to an existing argenx antibody. The Company received pre‑IND payments of €4.5 million, including an upfront payment. The companies co‑funded product development costs up to clinical trial application (CTA) filing, which was obtained in April 2018.

The Company is also eligible to receive clinical, regulatory, and sales milestone payments, as well as tiered royalties on sales of resulting products at percentages ranging from the low single digits to the low teens, which are, as of the reporting date, considered contingent revenue.

5.2         Other operating income

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Grants	€1,842	€422	€779
Research and development incentives	2,151	983	641
Payroll tax rebates	3,756	3,436	1,019
	€7,749	€4,841	€2,439

Grants

The Flanders Innovation and Entrepreneurship Agency provided the Company with several grants.

On December 31, 2018, the situation of the grants received by the Company reflected the expenses incurred by the Company in the various research and development projects sponsored by Flanders Innovation and Entrepreneurship Agency. On December 31, 2018, the Company had two ongoing grant research projects:

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship - VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	11/01/2017
End date:	31/10/2020
Amount granted and approved:	€2,527
Amount recognized:	982

Flanders Innovation & Entrepreneurship - VLAIO 2
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/05/2018
End date:	31/10/2020
Amount granted and approved:	€2,634
Amount recognized:	740

No conditions related to the above government grants were unfulfilled, nor were there any contingencies related thereon at the date of the approval of these consolidated financial statements, except for those described in note 7.2 of this report.

Other Incentives

Research and development incentives

The Company has accounted for a tax receivable of €2.2 million in the year ended December 31, 2018, compared to €1.0 million in the year ended December 31, 2017, following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a 5 year period, if not offset against the current tax payable over the period (see also note 4.3).

Payroll tax rebates

The Company accounted for €3.8 million payroll tax rebates in the year ended December 31, 2018, compared to €3.4 million in the year ended December 31, 2017, as a reduction in withholding income taxes for its highly‑qualified personnel employed in its research and development department.

5.3         Segment reporting

The Company operates from the Netherlands, Belgium and the United States of America. Revenues are invoiced by the subsidiary in Belgium and are generated by clients geographically located as shown in the table below.

	Revenue from
	external
	customers
	Year ended
	December 31,
(in thousands of €)	2018	2017	2016
Netherlands	€470	€628	€548
Germany	—	—	311
Denmark	1,136	6,240	3,066
Switzerland	912	2,486	3,315
United States	—	1	47
Luxembourg	18,964	27,060	7,426
Total	€21,482	€36,415	€14,713

Information about major clients:

The Company received €21.5 million of revenue from its external customers in the year ended December 31, 2018 compared to €36.4 million over the same period in 2017, of which €19.0 million came from the Company’s largest client, €1.1 million from its second largest client and €0.9 million from its third largest client, compared to respectively €27.1 million, €6.2 million and €2.5 million in the year ended December 31, 2017. For a detailed description of our key collaborations, see note 5.1.

5.4         Research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Personnel expense	€26,519	€16,473	€9,844
External research and development expenses	48,859	27,893	17,562
Materials and consumables	1,464	1,562	1,180
Depreciation and amortization	494	446	335
Other expenses	6,273	5,366	2,636
	€83,609	€51,740	€31,557

5.5         Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Personnel expense	€18,292	€6,745	€3,256
Consulting fees	5,472	3,289	2,563
Supervisory board	1,088	621	446
Office costs	2,619	1,793	746
	€27,471	€12,448	€7,011

5.6         Personnel expenses

The personnel expenses which exclude consultants mentioned above are as follows:

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Short‑term employee benefits—Salaries	€18,617	€12,149	€8,527
Short‑term employee benefits—Social Security	2,213	1,504	1,027
Post‑employment benefits	441	291	175
Termination benefits	96	8	86
Share‑based payment	18,527	3,985	2,849
Employer social security contributions stock options	4,918	5,281	436
	€44,812	€23,218	€13,100

The post‑employment benefits relate to the pension plans the Company has in place for its employees.

The number of full‑time equivalents (FTE) employees by department is presented below:

	Year Ended
	December 31,
Number of FTE	2018	2017	2016
Research and development	74.4	56.8	46.9
Selling, general and administrative	29.5	14.7	9.9
	103.9	71.5	56.8

These FTE’s are working outside the Netherlands.

5.7         Operating leases

Operating lease payments recognized as an expense in the statement of profit and loss and other comprehensive income amount to €1.5 million for the year ended December 31, 2018 (of which €1.1 million is presented as research and development expenses and €0.4 million is included under selling, general and administrative expenses) versus €1.2 million for the year ended December 31, 2017 (of which €0.3 million is presented as research and development expenses and €0.9 million is included under selling, general and administrative expenses). The Company’s future operating lease commitments are as follows:

	Year Ended
	December 31,
Operating lease commitments (in thousands of €)	2018	2017	2016
Less than 1 year	€1,028	€1,028	€915
1–3 years	1,766	465	1,159
3–5 years	210	33	24
More than 5 years	—	—	—
	€3,004	€1,526	€2,098

The Company has a lease plan for the Company’s cars with maturity dates up to four years.

For the laboratory and office space, the Company has a lease agreement in Zwijnaarde Belgium for a period of nine years starting from April 1, 2016, with the possibility to terminate the lease by giving a notice of at least twelve months in advance at the occasion of the third and sixth anniversary of the agreement (see also note 7.6).

For its offices in the Netherlands and the United States of America, the Company has a lease agreement renewable on an annual base.

No purchase options were in effect under the lease agreements described above.

5.8         Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Interest income on bank deposits	€1,371	€165	€61
Net gains on current financial assets at FVTPL	2,323	210	12
Realized gain on non-current financial assets	—	875	—
Financial income	3,694	1,250	73

Realized exchange gains/(losses)	1,355	—	—
Unrealized exchange gains/(losses)	10,953	(5,797)	(31)
Exchange gains/(losses)	12,308	(5,797)	(31)

The exchange gains of €12.3 million for the year ended December 31, 2018 were primarily attributable to unrealized exchange rate gains on our cash and cash equivalents and current financial assets position in USD due to the favorable fluctuation of the USD exchange rate over the period.

5.9         Income taxes

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Loss before taxes	(65,847)	(27,479)	(21,374)
Income tax calculated at 25%	16,462	6,870	5,344
Effect of expenses and gains that are not deductible in determining taxable results	(3,934)	(1,141)	(755)
Effect of stock issue expenses that are not deductible in determining taxable results	3,716	5,754	462
Effect of concessions (R&D incentives and grants)	430	453	463
Effect of tax losses carried forward not recognized (Netherlands)	—	—	(5,551)
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	—	19,378	—
Effect of tax losses carried forward not recognized (Belgium)	(5,511)	(27,413)	—
Effect of usage of tax losses carried forward not previously recognized (Belgium)	—	—	195
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	—	373	—
Effect of different tax rates in jurisdictions in which the company operates	(15)	(517)	(180)
Deferred tax asset other than loss carryforwards not recognized	(11,968)	(4,363)	—
Other	26	9	22
Income tax expense recognized in the consolidated statement of profit and loss	€(794)	€(597)	€0

The tax rate used for the 2018, 2017 and 2016 reconciliations above is the corporate income tax rate of 25% payable by corporate entities in the Netherlands.

The unrecognized deferred tax asset on deductible temporary differences and unused tax losses amounts to €29.3 million on December 31, 2018, compared to €28.4 million on December 31, 2017. Deferred tax have been measured using the effective rate that will apply in Belgium (25%). The Company has unused tax loss carried forwards for an amount of €117.1 million on December 31, 2018. This, combined with other temporary differences, resulted in a net deferred tax asset position. Due to the uncertainty surrounding the Company’s ability to realize taxable profits in the near future, the Company did not recognize any deferred tax assets.

As part of its business restructuring, the Company transferred the legal ownership of its intellectual property rights from the Dutch argenx SE to its wholly owned Belgian subsidiary, argenx BVBA, effective as of January 1, 2017. There is a tax ruling pending in Belgium, and if approved as currently proposed, the restructuring will result in additional tax deductible costs for argenx BVBA of €79.9 million. The Company cannot guarantee that it will obtain the tax ruling from the Belgian tax authorities, and it may not be allowed to treat the aforementioned amount as a tax deductible cost in the Belgian subsidiary. Accordingly, no deferred tax asset has been recognized in respect of these tax operating losses (see note 4.12).

5.10         Loss per share

	Year Ended December 31,
(in thousands of €)	2018	2017	2016
Loss of the year	€(66,641)	€(28,076)	€(21,374)
Weighted average number of shares outstanding	33,419,356	24,609,536	18,820,612
Basic and diluted loss per share (in €)	€(1.99)	€(1.14)	€(1.14)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company is suffering operating losses, options have an anti‑dilutive effect. As such, there is no difference between basic and diluted earnings/losses per ordinary share. There are no other instruments that could potentially dilute earnings per ordinary share in the future.